Discontinued Operations (Additional Information) (Details) $ in Thousands, $ in Thousands			3 Months Ended
	Aug. 31, 2020 USD ($) shares	Jun. 07, 2018 USD ($)	Dec. 31, 2018	Aug. 31, 2020 HKD ($)	Jun. 07, 2018 HKD ($)
Century Skyway Limited
Consideration | $		$ 16,170
Percentage of ownership to sell in disposal			51.00%
Boca International Limited
Percentage of ownership used to pay to acquiree in business combination		49.00%
Consideration	$ 187	$ 23,700		$ 1,460	$ 184,840
Percentage of ownership to sell in disposal	51.00%
Number of shares to sell | shares	94
Wong Yiu Tong | Boca International Limited
Percentage of ownership to sell in disposal	51.00%